Accrued Liabilities and Other Current Liabilities	12 Months Ended
Mar. 31, 2025
Accrued Liabilities and Other Current Liabilities [Abstract]
Accrued liabilities and other current liabilities
13.	Accrued liabilities and other current liabilities

Accrued liabilities and other current liabilities consist of the following:

	As of March 31,	As of March 31,
	2024	2025
	RMB	RMB

Logistics expenses payables	5,154	2,919
Advances from customers	2,666	2,139
Payable for investment	2,563	2,063
Refund obligation of sales returns	2,240	2,282
Professional service fee accruals	1,705	1,141
Others	2,339	1,312
Total	16,667	11,856